Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
February 28, 2023
LC-NPRT1-0423
1.797927.119
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	45,400	1,703,353
Verizon Communications, Inc.	54,276	2,106,452
		3,809,805
Entertainment - 1.3%
Activision Blizzard, Inc.	16,611	1,266,589
Nintendo Co. Ltd. ADR	138,900	1,295,937
The Walt Disney Co. (b)	62,775	6,253,018
Universal Music Group NV	214,634	5,057,066
		13,872,610
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	143,280	12,903,797
Class C (b)	130,460	11,780,538
Match Group, Inc. (b)	20,000	828,400
Meta Platforms, Inc. Class A (b)	62,900	11,003,726
Snap, Inc. Class A (b)	149,900	1,521,485
		38,037,946
Media - 2.6%
Charter Communications, Inc. Class A (b)	2,100	771,981
Comcast Corp. Class A	559,123	20,782,602
Interpublic Group of Companies, Inc.	146,420	5,203,767
		26,758,350
TOTAL COMMUNICATION SERVICES		82,478,711
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
BorgWarner, Inc.	63,616	3,198,612
Automobiles - 0.1%
General Motors Co.	22,800	883,272
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	4,019	10,143,956
Expedia, Inc. (b)	17,900	1,950,563
Marriott International, Inc. Class A	19,400	3,283,256
Starbucks Corp.	12,700	1,296,543
		16,674,318
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	23,906	2,458,732
Sony Group Corp. sponsored ADR	14,500	1,211,910
Whirlpool Corp. (c)	3,234	446,227
		4,116,869
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	24,100	2,270,943
Multiline Retail - 0.1%
Target Corp.	8,700	1,465,950
Specialty Retail - 1.0%
Lowe's Companies, Inc.	52,130	10,725,748
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	7,200	855,288
TOTAL CONSUMER DISCRETIONARY		40,191,000
CONSUMER STAPLES - 4.4%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	26,600	4,602,864
Keurig Dr. Pepper, Inc.	109,700	3,790,135
The Coca-Cola Co.	158,981	9,460,959
		17,853,958
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,300	629,434
Performance Food Group Co. (b)	37,100	2,099,489
Sysco Corp.	88,500	6,599,445
U.S. Foods Holding Corp. (b)	47,800	1,793,934
Walmart, Inc.	20,700	2,942,091
		14,064,393
Household Products - 0.1%
Colgate-Palmolive Co.	1,000	73,300
Spectrum Brands Holdings, Inc.	18,467	1,182,257
		1,255,557
Personal Products - 0.3%
Haleon PLC ADR (b)	381,138	3,003,367
Tobacco - 1.0%
Altria Group, Inc.	218,880	10,162,598
TOTAL CONSUMER STAPLES		46,339,873
ENERGY - 12.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	7,900	241,740
Oil, Gas & Consumable Fuels - 12.8%
Canadian Natural Resources Ltd.	34,900	1,972,253
Cenovus Energy, Inc. (Canada)	745,562	13,747,409
EQT Corp.	25,500	846,090
Exxon Mobil Corp.	721,968	79,351,502
Hess Corp.	159,735	21,516,305
Imperial Oil Ltd.	106,600	5,272,579
Kosmos Energy Ltd. (b)	972,495	7,653,536
Phillips 66 Co.	11,400	1,169,184
Tourmaline Oil Corp.	58,900	2,581,326
		134,110,184
TOTAL ENERGY		134,351,924
FINANCIALS - 16.0%
Banks - 12.1%
Bank of America Corp.	865,514	29,687,130
Comerica, Inc.	8,600	602,860
JPMorgan Chase & Co.	81,818	11,728,610
M&T Bank Corp.	12,828	1,992,060
PNC Financial Services Group, Inc.	65,941	10,413,403
Truist Financial Corp.	158,527	7,442,843
U.S. Bancorp	139,090	6,638,766
Wells Fargo & Co.	1,248,903	58,411,193
		126,916,865
Capital Markets - 2.5%
CME Group, Inc.	1,500	278,040
KKR & Co. LP	104,291	5,876,798
Morgan Stanley	61,525	5,937,163
Northern Trust Corp.	106,991	10,193,033
Raymond James Financial, Inc.	27,793	3,014,429
State Street Corp.	11,719	1,039,241
		26,338,704
Consumer Finance - 0.3%
Discover Financial Services	23,200	2,598,400
Diversified Financial Services - 0.0%
Acacia Research Corp. (b)	36,900	159,408
Insurance - 0.2%
Chubb Ltd.	10,495	2,214,655
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	114,476	1,575,190
Radian Group, Inc.	366,031	7,814,762
		9,389,952
TOTAL FINANCIALS		167,617,984
HEALTH CARE - 13.5%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	12,119	2,320,183
Argenx SE ADR (b)	1,100	402,622
Insmed, Inc. (b)	47,497	967,989
Vaxcyte, Inc. (b)	18,400	753,848
Verve Therapeutics, Inc. (b)(c)	19,900	378,100
		4,822,742
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	4,000	406,880
Becton, Dickinson & Co.	10,797	2,532,436
Boston Scientific Corp. (b)	279,026	13,036,095
GE HealthCare Technologies, Inc. (b)	196,771	14,954,596
iRhythm Technologies, Inc. (b)	100	11,768
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	48,305	788,821
		31,730,596
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	85,882	6,502,126
Centene Corp. (b)	8,400	574,560
Cigna Group	46,603	13,612,736
CVS Health Corp.	98,768	8,251,079
Guardant Health, Inc. (b)	22,800	704,292
Humana, Inc.	3,600	1,782,072
McKesson Corp.	34,206	11,965,601
Oak Street Health, Inc. (b)	14,800	523,920
UnitedHealth Group, Inc.	32,299	15,372,386
		59,288,772
Life Sciences Tools & Services - 0.3%
Danaher Corp.	11,000	2,722,830
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	289,717	19,978,884
Eli Lilly & Co.	11,500	3,579,030
GSK PLC sponsored ADR	212,030	7,266,268
Johnson & Johnson	70,584	10,817,704
Sanofi SA sponsored ADR	17,700	829,245
Viatris, Inc.	11,800	134,520
		42,605,651
TOTAL HEALTH CARE		141,170,591
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.5%
Airbus Group NV	49,300	6,456,849
General Dynamics Corp.	13,129	2,992,230
Huntington Ingalls Industries, Inc.	9,319	2,005,449
MTU Aero Engines AG	3,600	870,064
Raytheon Technologies Corp.	15,092	1,480,374
Safran SA	8,000	1,129,612
Textron, Inc.	6,100	442,433
The Boeing Co. (b)	108,667	21,901,834
		37,278,845
Air Freight & Logistics - 1.9%
FedEx Corp.	22,892	4,652,112
United Parcel Service, Inc. Class B	83,063	15,158,167
		19,810,279
Airlines - 0.1%
Copa Holdings SA Class A (b)	3,200	295,520
Ryanair Holdings PLC sponsored ADR (b)	9,400	872,038
		1,167,558
Building Products - 0.2%
Johnson Controls International PLC	26,000	1,630,720
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)(c)	95,900	1,173,816
Electrical Equipment - 1.3%
Acuity Brands, Inc.	18,456	3,579,726
Hubbell, Inc. Class B	11,785	2,964,399
Regal Rexnord Corp.	18,900	2,979,396
Vertiv Holdings Co.	266,200	4,325,750
		13,849,271
Industrial Conglomerates - 5.9%
3M Co.	9,559	1,029,887
General Electric Co.	719,813	60,975,359
		62,005,246
Machinery - 1.1%
Chart Industries, Inc. (b)	4,600	614,100
Cummins, Inc.	6,000	1,458,480
Flowserve Corp.	60,619	2,102,873
Fortive Corp.	30,400	2,026,464
Otis Worldwide Corp.	19,696	1,666,676
Stanley Black & Decker, Inc.	13,400	1,147,174
Westinghouse Air Brake Tech Co.	21,345	2,226,924
		11,242,691
Professional Services - 0.1%
Equifax, Inc.	4,200	850,626
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	91,158	5,181,421
Trading Companies & Distributors - 0.0%
Beijer Ref AB:
rights 3/16/23 (b)	15,900	26,733
(B Shares)	15,900	247,279
		274,012
TOTAL INDUSTRIALS		154,464,485
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	232,270	2,109,012
IT Services - 3.8%
Amadeus IT Holding SA Class A (b)	28,700	1,804,739
Edenred SA	66,000	3,722,173
Fidelity National Information Services, Inc.	43,100	2,731,247
Genpact Ltd.	38,000	1,813,740
Global Payments, Inc.	5,500	617,100
IBM Corp.	11,500	1,486,950
MasterCard, Inc. Class A	10,315	3,664,816
PayPal Holdings, Inc. (b)	27,900	2,053,440
Snowflake, Inc. (b)	800	123,504
Twilio, Inc. Class A (b)	24,000	1,613,040
Unisys Corp. (b)	141,362	703,983
Visa, Inc. Class A	86,827	19,096,730
		39,431,462
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	11,118	2,039,819
Applied Materials, Inc.	23,416	2,719,768
Intel Corp.	49,800	1,241,514
Lam Research Corp.	4,500	2,187,045
Marvell Technology, Inc.	82,501	3,724,920
NVIDIA Corp.	11,100	2,576,976
Qualcomm, Inc.	84,701	10,463,115
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,200	1,584,674
		26,537,831
Software - 8.0%
Adobe, Inc. (b)	14,600	4,729,670
Autodesk, Inc. (b)	11,841	2,352,688
DoubleVerify Holdings, Inc. (b)	16,500	433,455
Dynatrace, Inc. (b)	34,665	1,474,302
Elastic NV (b)	32,800	1,935,856
Intuit, Inc.	6,100	2,483,798
Microsoft Corp.	239,953	59,849,077
PTC, Inc. (b)	9,300	1,165,569
Salesforce.com, Inc. (b)	4,500	736,245
SAP SE sponsored ADR (c)	70,817	8,060,391
Workday, Inc. Class A (b)	3,300	612,051
		83,833,102
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	216,068	31,850,584
Samsung Electronics Co. Ltd.	22,520	1,032,942
		32,883,526
TOTAL INFORMATION TECHNOLOGY		184,794,933
MATERIALS - 3.0%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	16,800	500,640
DuPont de Nemours, Inc.	87,500	6,390,125
LyondellBasell Industries NV Class A	3,300	316,767
		7,207,532
Metals & Mining - 2.3%
First Quantum Minerals Ltd.	290,500	6,346,504
Freeport-McMoRan, Inc.	348,104	14,261,821
Glencore PLC	714,100	4,257,368
		24,865,693
TOTAL MATERIALS		32,073,225
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	12,509	2,476,907
Crown Castle International Corp.	10,600	1,385,950
Equinix, Inc.	442	304,215
Simon Property Group, Inc.	44,000	5,371,960
		9,539,032
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	8,900	915,543
PG&E Corp. (b)	68,500	1,069,970
Southern Co.	57,600	3,632,256
		5,617,769
Multi-Utilities - 0.0%
Sempra Energy	2,034	305,019
TOTAL UTILITIES		5,922,788
TOTAL COMMON STOCKS (Cost $661,213,632)		998,944,546

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	1,200	45,720

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	119,400	1,516,380

TOTAL PREFERRED STOCKS (Cost $1,471,102)		1,562,100

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $2,965,599)	2,548,426	995,051

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	47,093,993	47,103,411
Fidelity Securities Lending Cash Central Fund 4.63% (g)(h)	14,058,900	14,060,306
TOTAL MONEY MARKET FUNDS (Cost $61,163,718)		61,163,717

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $726,814,051)	1,062,665,414
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(13,808,100)
NET ASSETS - 100.0%	1,048,857,314

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,703,353 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,149,783 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	2,322,700

Reddit, Inc. Series E	5/18/21	50,969

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	2,965,598

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	40,544,606	19,938,224	13,379,419	480,135	-	-	47,103,411	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	3,679,031	40,827,856	30,446,581	6,419	-	-	14,060,306	0.0%
Total	44,223,637	60,766,080	43,826,000	486,554	-	-	61,163,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.